UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

H. Bruce Bond President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2009 Semi-Annual Report to Shareholders

April 30, 2009

PowerShares Active AlphaQ Fund

PowerShares Active Alpha Multi-Cap Fund

PowerShares Active Low Duration Fund

PowerShares Active Mega Cap Fund

PowerShares Active U.S. Real Estate Fund

Table of Contents

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Schedules of Investments

PowerShares Active AlphaQ Fund	6

PowerShares Active Alpha Multi-Cap Fund	8

PowerShares Active Low Duration Fund	10

PowerShares Active Mega Cap Fund	11

PowerShares Active U.S. Real Estate Fund	12

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	21

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund	29

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PQY	PowerShares Active AlphaQ Fund	4/11/08	266	75	17	9	12	7	33
PQZ	PowerShares Active Alpha Multi-Cap Fund	4/11/08	266	89	24	15	6	5	12
PLK	PowerShares Active Low Duration Fund	4/11/08	266	66	27	37	7	4	20
PMA	PowerShares Active Mega Cap Fund	4/11/08	266	104	12	10	7	6	11
PSR	PowerShares Active U.S. Real Estate Fund	11/20/08	110	12	6	7	5	2	30

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PQY	69	15	15	5	1	8
PQZ	88	12	4	3	3	5
PLK	43	12	15	7	11	17
PMA	86	11	7	5	1	6
PSR	22	8	3	3	3	9

Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period (or shorter) ended April 30, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio based on Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares Active AlphaQ Fund Actual	$1,000.00	$971.73	0.75%	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Active Alpha Multi-Cap Fund Actual	$1,000.00	$887.74	0.75%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Active Low Duration Fund Actual	$1,000.00	$1,019.80	0.29%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.29%	$1.45

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio based on Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares Active Mega Cap Fund Actual	$1,000.00	$1,009.10	0.75%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Active U.S. Real Estate Fund (2) Actual	$1,000.00	$1,323.60	0.80%	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months period ended April 30, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period November 20, 2008 (Fund Inception) to April 30, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 162 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

Portfolio Composition

PowerShares Active AlphaQ Fund

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Information Technology	52.1
Consumer Discretionary	23.3
Health Care	7.9
Financials	5.4
Industrials	5.3
Telecommunication Services	2.2
Materials	2.1
Consumer Staples	1.7
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares Active AlphaQ Fund

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.3%
1,473	Apollo Group, Inc., Class A*	$92,725
5,129	DIRECTV (The) Group, Inc.*	126,841
3,869	Discovery Communications, Inc., Class A*	73,472
8,887	Expedia, Inc.*	120,952
5,040	Liberty Media Corp.-Entertainment, Class A*	122,724
12,858	Nissan Motor Co. Ltd. ADR (Japan)	133,724
3,151	O'Reilly Automotive, Inc.*	122,416
1,255	Priceline.com, Inc.*	121,848
2,343	Ross Stores, Inc.	88,893
4,024	Urban Outfitters, Inc.*	78,428
2,860	Wynn Resorts Ltd.*	112,198
		1,194,221
	Consumer Staples—1.7%
2,098	Hansen Natural Corp.*	85,514
	Financials—5.4%
455	CME Group, Inc.	100,714
3,944	NASDAQ OMX (The) Group, Inc.*	75,843
6,125	TD Ameritrade Holding Corp.*	97,449
		274,006
	Health Care—7.9%
1,885	Cerner Corp.*	101,413
2,155	Illumina, Inc.*	80,489
3,371	Life Technologies Corp.*	125,738
7,366	Mylan, Inc.*	97,600
		405,240

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Industrials—5.3%
3,583	Joy Global, Inc.	$91,367
3,596	Ryanair Holdings PLC ADR (Ireland)*	98,350
1,740	Stericycle, Inc.*	81,919
		271,636
	Information Technology—52.1%
8,246	Activision Blizzard, Inc.*	88,809
5,470	Akamai Technologies, Inc.*	120,449
6,967	AsiaInfo Holdings, Inc.*	116,697
341	Baidu, Inc. ADR (China)*	79,419
5,903	Broadcom Corp., Class A*	136,891
2,165	Citrix Systems, Inc.*	61,767
3,019	Cognizant Technology Solutions Corp., Class A*	74,841
6,689	eBay, Inc.*	110,168
5,531	Electronic Arts, Inc.*	112,556
2,762	Fiserv, Inc.*	103,078
244	Google, Inc., Class A*	96,617
4,710	Linear Technology Corp.	102,584
9,931	Marvell Technology Group Ltd. (Bermuda)*	109,042
5,920	NetApp, Inc.*	108,336
3,303	NetEase.com, Inc. ADR (China)*	99,685
9,275	Nuance Communications, Inc.*	123,821
10,036	NVIDIA Corp.*	115,213
3,506	QUALCOMM, Inc.	148,374
1,613	Research In Motion Ltd. (Canada)*	112,104
17,095	Siliconware Precision Industries Co. ADR (Taiwan)	127,700
5,089	Symantec Corp.*	87,785
4,940	Synopsys, Inc.*	107,593
10,705	Telefonaktiebolaget LM Ericsson ADR (Sweden)	91,314

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active AlphaQ Fund

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,774	VeriSign, Inc.*	$77,669
4,564	Xilinx, Inc.	93,288
4,399	Yahoo!, Inc.*	62,862
		2,668,662
	Materials—2.1%
4,979	Lihir Gold Ltd. ADR (Australia)*	106,551
	Telecommunication Services—2.2%
2,277	Millicom International Cellular S.A. (Luxembourg)	110,343
	Total Common Stocks and Other Equity Interests (Cost $4,779,375)	5,116,173
	Money Market Fund—0.0%
771	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $771)	771
	Total Investments (Cost $4,780,146)—100.0%	5,116,944
	Liabilities in excess of other assets—(0.0)%	(654)
	Net Assets—100.0%	$5,116,290

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active Alpha Multi-Cap Fund

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Information Technology	43.6
Energy	13.6
Financials	12.2
Industrials	10.0
Materials	8.8
Health Care	5.3
Consumer Discretionary	3.7
Consumer Staples	3.2
Other	(0.4)

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.4%
	Consumer Discretionary—3.7%
4,194	Bally Technologies, Inc.*	$109,799
4,167	Ultrapar Participacoes S.A. ADR (Brazil)	116,093
		225,892
	Consumer Staples—3.2%
19,060	American Oriental Bioengineering, Inc. (China)*	80,814
2,866	Hansen Natural Corp.*	116,819
		197,633
	Energy—13.6%
4,995	Atwood Oceanics, Inc.*	111,488
5,211	Dresser-Rand Group, Inc.*	128,347
5,302	El Paso Pipeline Partners LP	102,382
3,892	Petroleo Brasileiro S.A. ADR (Brazil)	130,653
5,158	Pride International, Inc.*	117,087
1,572	Transocean Ltd.*	106,079
7,728	Weatherford International Ltd. (Switzerland)*	128,517
		824,553
	Financials—12.2%
15,364	E-House China Holdings ADR (Cayman Islands)*	190,359
7,003	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	108,406
4,526	Hatteras Financial Corp. REIT	108,941
4,312	NASDAQ OMX (The) Group, Inc.*	82,920
5,050	Tower Group, Inc.	137,310
5,470	Wells Fargo & Co.	109,455
		737,391

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—5.3%
4,702	China Medical Technologies, Inc. ADR (Cayman Islands)	$91,877
3,194	Inverness Medical Innovations, Inc.*	103,134
9,423	Mylan, Inc.*	124,855
		319,866
	Industrials—10.0%
6,541	Aegean Marine Petroleum Network, Inc. (Greece)	99,096
16,407	EnergySolutions, Inc.	159,148
18,163	GT Solar International, Inc.*	128,776
7,591	MasTec, Inc.*	94,963
2,785	URS Corp.*	122,707
		604,690
	Information Technology—43.6%
7,274	AsiaInfo Holdings, Inc.*	121,840
4,347	Changyou.com Ltd. ADR (Cayman Islands)*	133,670
4,672	Cognizant Technology Solutions Corp., Class A*	115,819
7,817	CommScope, Inc.*	196,206
5,698	Cybersource Corp.*	83,248
6,304	Longtop Financial Technologies Ltd. ADR (Cayman Islands)*	149,153
7,225	Macrovision Solutions Corp.*	146,090
619	Mastercard, Inc., Class A	113,556
3,407	McAfee, Inc.*	127,899
5,417	NetEase.com, Inc. ADR (China)*	163,484
4,700	NICE Systems, Ltd. ADR (Israel)*	120,367
4,247	Open Text Corp. (Canada)*	139,429
3,399	QUALCOMM, Inc.	143,846
8,651	Red Hat, Inc.*	149,403

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active Alpha Multi-Cap Fund

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,741	Research In Motion Ltd. (Canada)*	$121,000
3,504	Shanda Interactive Entertainment Ltd. ADR (China)*	167,595
4,492	Starent Networks Corp.*	88,627
3,678	Sybase, Inc.*	124,905
4,109	Synaptics, Inc.*	133,460
2,888	VistaPrint Ltd. (Bermuda)*	99,203
		2,638,800
	Materials—8.8%
13,120	IAMGOLD Corp. (Canada)	104,829
1,143	Monsanto Co.	97,029
1,346	Potash Corp. of Saskatchewan, Inc. (Canada)	116,416
7,953	Sims Metal Management Ltd. ADR (Australia)	115,000
2,372	Syngenta AG ADR (Switzerland)	101,166
		534,440
	Total Investments (Cost $5,285,931)—100.4%	6,083,265
	Liabilities in excess of other assets—(0.4%)	(25,915)
	Net Assets—100.0%	$6,057,350

ADR American Depositary Receipt

REIT Real Estate Investment Trust

*  Non-income producing security.

The Fund has holdings greater than 10% of net assets in the following country:

Cayman Islands	11%

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active Low Duration Fund

Duration Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Maturing in less than 1 year	12.0
Maturing in 1 to 5 Years	88.9
Maturing in 6 to 10 Years	0.8
Other	(1.7)

Schedule of Investments

PowerShares Active Low Duration Fund

April 30, 2009 (Unaudited)

Principal Amount		Value
	Long-Term Investments—89.7%
	Certificates of Deposit—3.6%
$50,000	General Electric Capital Corp. 1.800%, 03/11/11	$50,417
10,000	Goldman Sachs (The) Group, Inc. 6.000%, 05/01/14	9,972
50,000	JPMorgan Chase & Co. 1.650%, 02/23/11	50,336
50,000	Morgan Stanley 2.250%, 03/13/12	50,303
15,000	Northern Trust Corp. 4.625%, 05/01/14	15,193
50,000	Wells Fargo & Co. 2.125%, 06/15/12	50,383
		226,604
	United States Government Agencies Obligations—9.4%
160,000	Federal Home Loan Bank 2.250%, 04/13/12	162,268
180,000	Federal Home Loan Mortgage Corp. 2.125%, 03/23/12	181,996
150,000	Federal National Mortgage Association 1.375%, 04/28/11	150,390
100,000	Federal National Mortgage Association 1.875%, 04/12/12	100,410
		595,064
	United States Government Obligations—76.7%
	United States Treasury Notes
810,000	0.875%, 02/28/11	810,351
200,000	0.875%, 03/31/11	200,063
1,100,000	0.875%, 04/30/11	1,099,397
1,020,000	1.375%, 03/15/12	1,022,231
205,000	1.750%, 03/31/14	202,758
120,000	1.875%, 02/28/14	119,428
48,000	2.125%, 01/15/19, TIPS	49,633
179,000	2.625%, 05/31/10	183,063
629,000	2.750%, 07/31/10	646,126
183,000	2.875%, 06/30/10	187,983
76,000	4.375%, 12/15/10	80,403

Principal Amount		Value
	Long-Term Investments (Continued)
$131,000	4.750%, 03/31/11	$140,672
96,000	4.875%, 05/31/11	103,793
		4,845,901
	Total Long-Term Investments (Cost $5,641,506)	5,667,569
	Short-Term Investments—12.0%
	United States Government & Agency Obligations—1.9%
70,000	Federal National Mortgage Association 4.250%, 05/15/09	70,099
50,000	Federal National Mortgage Association 6.375%, 06/15/09	50,379
		120,478
Number of Shares
	Money Market Fund—10.1%
640,697	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	640,697
	Total Short-Term Investments (Cost $760,987)	761,175
	Total Investments (Cost $6,402,493)—101.7%	6,428,744
	Liabilities in excess of other assets—(1.7%)	(109,340)
	Net Assets—100.0%	$6,319,404

TIPS Treasury Inflation Protected Security

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active Mega Cap Fund

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Information Technology	30.3
Health Care	24.7
Energy	20.5
Consumer Discretionary	6.9
Financials	6.2
Consumer Staples	6.0
Industrials	3.8
Telecommunication Services	1.6
Other	0.0

Schedule of Investments

PowerShares Active Mega Cap Fund

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—6.9%
1,842	Comcast Corp., Class A	$28,477
3,362	Home Depot (The), Inc.	88,488
347	Walt Disney (The) Co.	7,599
		124,564
	Consumer Staples—6.0%
317	Archer-Daniels-Midland Co.	7,805
632	General Mills, Inc.	32,036
1,385	Wal-Mart Stores, Inc.	69,804
		109,645
	Energy—20.5%
512	Chevron Corp.	33,843
1,893	ConocoPhillips	77,613
2,818	Exxon Mobil Corp.	187,876
1,288	Occidental Petroleum Corp.	72,502
		371,834
	Financials—6.2%
2,925	AFLAC, Inc.	84,503
626	Chubb (The) Corp.	24,383
95	Travelers (The) Cos., Inc.	3,908
		112,794
	Health Care—24.7%
114	Abbott Laboratories	4,771
149	Aetna, Inc.	3,279
2,082	Amgen, Inc.*	100,915
937	Biogen Idec, Inc.*	45,295
8,153	Boston Scientific Corp.*	68,567
1,136	Bristol-Myers Squibb Co.	21,811
2,041	Eli Lilly & Co.	67,190
169	Johnson & Johnson	8,849
436	Medtronic, Inc.	13,952
626	Merck & Co., Inc.	15,174
2,007	Pfizer, Inc.	26,814

Number of Shares		Value
	Common Stocks (Continued)
471	Schering-Plough Corp.	$10,842
1,891	UnitedHealth Group, Inc.	44,476
385	Wyeth	16,324
		448,259
	Industrials—3.8%
3,041	General Electric Co.	38,469
689	Raytheon Co.	31,164
		69,633
	Information Technology—30.3%
787	Accenture Ltd., Class A (Bermuda)	23,161
1,043	Adobe Systems, Inc.*	28,526
827	Apple, Inc*	104,061
357	Automatic Data Processing, Inc.	12,566
1,446	Dell, Inc.*	16,803
5,029	eBay, Inc.*	82,828
1,325	EMC Corp.*	16,602
576	Hewlett-Packard Co.	20,724
551	International Business Machines Corp.	56,869
4,047	Microsoft Corp.	81,992
6,004	Symantec Corp.*	103,569
112	Texas Instruments, Inc.	2,023
		549,724
	Telecommunication Services—1.6%
4,703	Sprint Nextel Corp.*	20,505
258	Verizon Communications, Inc.	7,828
		28,333
	Total Investments (Cost $2,007,245)—100.0%	1,814,786
	Other assets less liabilities—0.0%	786
	Net Assets—100.0%	$1,815,572

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Active U.S. Real Estate Portfolio

Property type and Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Healthcare	16.5
Apartments	13.4
Office Properties	13.4
Diversified	11.9
Regional Malls	11.2
Storage	8.4
Shopping Centers	5.9
Forestry	4.9
Paper & Related Products	3.6
Hotels	3.5
Single Tenant	3.2
Warehouse/Industrial	3.1
Manufactured Homes	1.1
Other	(0.1)

Schedule of Investments

PowerShares Active U.S. Real Estate Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts, Common Stocks and Other Equity Interests—100.1%
	Apartments—13.4%
1,705	AvalonBay Communities, Inc.	$96,861
1,106	BRE Properties, Inc.	27,174
648	Education Realty Trust, Inc.	3,039
6,073	Equity Residential	139,011
599	Essex Property Trust, Inc.	38,031
696	Home Properties, Inc.	25,362
630	Mid-America Apartment Communities, Inc.	23,304
		352,782
	Diversified—11.9%
1,062	Colonial Properties Trust	7,689
1,733	Digital Realty Trust, Inc.	62,405
2,178	Liberty Property Trust	53,013
460	Mission West Properties, Inc.	3,133
361	PS Business Parks, Inc.	15,794
3,479	Vornado Realty Trust	170,087
		312,121
	Forestry—4.9%
3,736	Plum Creek Timber Co., Inc. REIT	128,967

Number of Shares		Value
	Real Estate Investment Trusts, Common Stocks and Other Equity Interests (Continued)
	Healthcare—16.5%
5,714	HCP, Inc.	$125,422
2,526	Health Care REIT, Inc.	86,061
2,302	Nationwide Health Properties, Inc.	56,836
1,854	Omega Healthcare Investors, Inc.	29,145
2,686	Senior Housing Properties Trust	44,024
3,224	Ventas, Inc.	92,335
		433,823
	Hotels—3.5%
11,168	Host Hotels & Resorts, Inc.	85,882
1,084	Sunstone Hotel Investors, Inc.	5,734
		91,616
	Manufactured Homes—1.1%
558	Equity Lifestyle Properties, Inc.	22,136
412	Sun Communities, Inc.	6,036
		28,172
	Office Properties—13.4%
861	Alexandria Real Estate Equities, Inc.	31,409
2,615	Boston Properties, Inc.	129,234
1,146	Corporate Office Properties Trust	35,022
2,027	Douglas Emmett, Inc.	19,398
1,383	Highwoods Properties, Inc.	33,178
5,082	HRPT Properties Trust	21,903
709	Kilroy Realty Corp.	15,272
1,472	Mack-Cali Realty Corp.	39,538

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Active U.S. Real Estate Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts, Common Stocks and Other Equity Interests (Continued)
357	Parkway Properties, Inc.	$4,952
1,167	SL Green Realty Corp.	20,609
		350,515
	Paper & Related Products—3.6%
864	Potlatch Corp. REIT	25,410
1,765	Rayonier, Inc. REIT	68,165
		93,575
	Regional Malls—11.2%
5,274	Simon Property Group, Inc.	272,138
879	Taubman Centers, Inc.	20,938
		293,076
	Shopping Centers—5.9%
1,318	Federal Realty Investment Trust	72,754
1,572	Regency Centers Corp.	58,871
715	Tanger Factory Outlet Centers	23,824
		155,449
	Single Tenant—3.2%
1,742	National Retail Properties, Inc.	30,903
2,382	Realty Income Corp.	53,190
		84,093
	Storage—8.4%
1,948	Extra Space Storage, Inc.	13,850
2,849	Public Storage, Inc.	190,484
505	Sovran Self Storage, Inc.	11,383
1,317	U-Store-It Trust	4,517
		220,234
	Warehouse/Industrial—3.1%
3,083	AMB Property Corp.	58,855
563	EastGroup Properties, Inc.	18,922
995	First Industrial Realty Trust, Inc.	3,751
		81,528
	Total Investments (Cost $2,141,858)—100.1%	2,625,951
	Liabilities in excess of other assets—(0.1%)	(1,552)
	Net Assets—100.0%	$2,624,399

REIT Real Estate Investment Trust

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2009 (Unaudited)

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega Cap Fund	PowerShares Active U.S. Real Estate Fund
ASSETS:
Investments at value	$5,116,944	$6,083,265	$6,428,744	$1,814,786	$2,625,951
Receivables:
Dividends and interest	2,379	3,890	21,770	774	3,213
Shares sold	—	—	—	—	2,531,920
Investments sold	—	1,723	1,030,530	121,971	90,734
Total Assets	5,119,323	6,088,878	7,481,044	1,937,531	5,251,818
LIABILITIES:
Due to custodian	—	27,955	5,970	2,757	325
Payables:
Investments purchased	—	—	1,154,144	118,118	93,615
Shares repurchased	—	—	—	—	2,531,920
Accrued unitary management fees	3,033	3,573	1,526	1,084	1,559
Total Liabilities	3,033	31,528	1,161,640	121,959	2,627,419
NET ASSETS	$5,116,290	$6,057,350	$6,319,404	$1,815,572	$2,624,399
NET ASSETS CONSIST OF:
Shares of beneficial interest	$6,726,575	$10,816,470	$6,306,148	$2,531,286	$2,165,872
Undistributed net investment income (loss)	79	3,301	(5,799)	7,575	3,995
Accumulated net realized loss on investments	(1,947,162)	(5,559,755)	(7,196)	(530,830)	(29,561)
Net unrealized appreciation (depreciation) on investments	336,798	797,334	26,251	(192,459)	484,093
Net Assets	$5,116,290	$6,057,350	$6,319,404	$1,815,572	$2,624,399
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	450,000	250,000	100,000	100,000
Net asset value	$17.05	$13.46	$25.28	$18.16	$26.24
Share price	$17.06	$13.45	$25.04	$18.15	$26.17
Investments at cost	$4,780,146	$5,285,931	$6,402,493	$2,007,245	$2,141,858

See Notes to Financial Statements.

Statements of Operations

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega Cap Fund	PowerShares Active U.S. Real Estate Fund
	Six Months Ended April 30, 2009 (Unaudited)	Six Months Ended April 30, 2009 (Unaudited)	Six Months Ended April 30, 2009 (Unaudited)	Six Months Ended April 30, 2009 (Unaudited)	For the Period November 19, 2008* Through April 30, 2009 (Unaudited)
INVESTMENT INCOME:
Dividend income	$14,280	$33,308	$—	$20,808	$53,594
Interest income	—	—	33,087	—	—
Foregin withholding tax	(68)	(402)	—	—	—
Total Income	14,212	32,906	33,087	20,808	53,594
EXPENSES:
Unitary management fees	11,565	20,101	5,271	6,380	8,589
Taxes	—	6	—	—	—
Net Expenses	11,565	20,107	5,271	6,380	8,589
Net Investment Income	2,647	12,799	27,816	14,428	45,005
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,126,720)	(3,815,308)	(5,410)	(383,087)	(90,753)
In-kind redemptions	(104,863)	—	14,322	25,141	61,192
Net realized gain (loss)	(1,231,583)	(3,815,308)	8,912	(357,946)	(29,561)
Net change in unrealized appreciation on: Investments	1,167,817	3,123,940	10,883	359,629	484,093
Net realized and unrealized gain (loss) on investments	(63,766)	(691,368)	19,795	1,683	454,532
Net increase (decrease) in net assets resulting from operations	$(61,119)	$(678,569)	$47,611	$16,111	$499,537

*  Commencement of Investment Operations.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	PowerShares Active AlphaQ Fund		PowerShares Active Alpha Multi-Cap Fund
	Six Months Ended April 30, 2009 (Unaudited)	For the Period April 8, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period April 8, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$2,647	$(2,740)	$12,799	$1,831
Net realized gain (loss) on investments	(1,231,583)	(687,896)	(3,815,308)	(1,744,447)
Net change in unrealized appreciation (depreciation) on investments	1,167,817	(831,019)	3,123,940	(2,326,606)
Net increase (decrease) in net assets resulting from operations	(61,119)	(1,521,655)	(678,569)	(4,069,222)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(90)	1,374	1,455	11,003
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,478)	—	(12,784)	—
Return of capital	—	—	—	—
Total distributions to shareholders	(2,478)	—	(12,784)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,223,926	7,492,592	669,188	10,147,242
Value of shares repurchased	(1,555,864)	(2,484,112)	—	(23,505)
Net income equalization	90	(1,374)	(1,455)	(11,003)
Net increase in net assets resulting from shares transactions	1,668,152	5,007,106	667,733	10,112,734
Increase (Decrease) in Net Assets	1,604,465	3,486,825	(22,165)	6,054,515
NET ASSETS:
Beginning of period	3,511,825	25,000	6,079,515	25,000
End of period	$5,116,290	$3,511,825	$6,057,350	$6,079,515
Undistributed net investment income (loss) at end of period	$79	$—	$3,301	$1,831
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	300,000	50,000	400,000
Shares repurchased	(100,000)	(101,000)	—	(1,000)
Shares outstanding, beginning of period	200,000	1,000	400,000	1,000
Shares outstanding, end of period	300,000	200,000	450,000	400,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Active Low Duration Fund		PowerShares Active Mega Cap Fund		PowerShares Active U.S. Real Estate Fund
	Six Months Ended April 30, 2009 (Unaudited)	For the Period April 8, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period April 8, 2008* Through October 31, 2008	For the Period November 19, 2008* Through April 30, 2009 (Unaudited)
OPERATIONS:
Net investment income (loss)	$27,816	$27,658	$14,428	$17,219	$45,005
Net realized gain (loss) on investments	8,912	(16,108)	(357,946)	(145,059)	(29,561)
Net change in unrealized appreciation (depreciation) on investments	10,883	15,368	359,629	(552,088)	484,093
Net increase (decrease) in net assets resulting from operations	47,611	26,918	16,111	(679,928)	499,537
Undistributed net investment income (loss) included in the price of units issued and redeemed	(4,454)	30	—	(150)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(29,161)	(27,658)	(24,072)	—	(41,010)
Return of capital	—	(1,121)	—	—	—
Total distributions to shareholders	(29,161)	(28,779)	(24,072)	—	(41,010)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,587,377	2,500,000	5,336,799	5,087,520	10,131,470
Value of shares repurchased	(3,784,798)	(24,764)	(5,336,799)	(2,609,059)	(7,965,598)
Net income equalization	4,454	(30)	—	150	—
Net increase in net assets resulting from shares transactions	3,807,033	2,475,206	—	2,478,611	2,165,872
Increase (Decrease) in Net Assets	3,821,029	2,473,375	(7,961)	1,798,533	2,624,399
NET ASSETS:
Beginning of period	2,498,375	25,000	1,823,533	25,000	—
End of period	$6,319,404	$2,498,375	$1,815,572	$1,823,533	$2,624,399
Undistributed net investment income (loss) at end of period	$(5,799)	$—	$7,575	$17,219	$3,995
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	100,000	300,000	200,000	400,000
Shares repurchased	(150,000)	(1,000)	(300,000)	(101,000)	(300,000)
Shares outstanding, beginning of period	100,000	1,000	100,000	1,000	—
Shares outstanding, end of period	250,000	100,000	100,000	100,000	100,000

Financial Highlights

PowerShares Active AlphaQ Fund

	Six Months Ended April 30, 2009 (Unaudited)		For the Period April 8, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.56		$25.00
Net investment income (loss)**	0.01		(0.02)
Net realized and unrealized loss on investments	(0.51)		(7.42)
Total from investment operations	(0.50)		(7.44)
Distributions to shareholders from:
Net investment income	(0.01)		—
Net asset value at end of period	$17.05		$17.56
Share price at end of period***	$17.06		$17.57
NET ASSET VALUE, TOTAL RETURN****	(2.83)%		(29.76	)%(a)
SHARE PRICE TOTAL RETURN****	(2.82)%		(29.72	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,116		$3,512
Ratio to average net assets of:
Expenses	0.75	%†	0.75	%†
Net investment income (loss)	0.17	%†	(0.14	)%†
Portfolio turnover rate ††	86%		90%
Undistributed net investment income (loss) included in price of units issued and redeemed#	$(0.00	)(b)	$0.01

PowerShares Active Alpha Multi-Cap Fund

	Six Months Ended April 30, 2009 (Unaudited)	For the Period April 8, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.20	$25.00
Net investment income**	0.03	0.01
Net realized and unrealized loss on investments	(1.74)	(9.81)
Total from investment operations	(1.71)	(9.80)
Distributions to shareholders from:
Net investment income	(0.03)	—
Net asset value at end of period	$13.46	$15.20
Share price at end of period***	$13.45	$15.15
NET ASSET VALUE, TOTAL RETURN****	(11.23)%	(39.20	)%(c)
SHARE PRICE TOTAL RETURN****	(11.01)%	(39.40	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,057	$6,080
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income	0.48%†	0.05	%†
Portfolio turnover rate ††	120%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed#	$0.00 (b)	$0.04

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the Exchange) to October 31, 2008 was (28.70)%. The share price total return from Fund inception to October 31, 2008 was (28.69)%.

(b)  Amount represents less than $0.005.

(c)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the Exchange) to October 31, 2008 was (38.16)%. The share price total return from Fund inception to October 31, 2008 was (38.37)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Active Low Duration Fund

	Six Months Ended April 30, 2009 (Unaudited)	For the Period April 8, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.98	$25.00
Net investment income**	0.20	0.28
Net realized and unrealized income (loss) on investments	0.32	(0.01)
Total from investment operations	0.52	0.27
Distribution to shareholders from:
Net investment income	(0.22)	(0.28)
Return of capital	—	(0.01)
Total distributions	(0.22)	(0.29)
Net asset value at end of period	$25.28	$24.98
Share price at end of period***	$25.04	$24.60
NET ASSET VALUE, TOTAL RETURN****	2.09%	1.08	%(a)
SHARE PRICE TOTAL RETURN****	2.69%	(0.45	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,319	$2,498
Ratio to average net assets of:
Expenses	0.29%†	0.29	%†
Net investment income	1.53%†	1.99	%†
Portfolio turnover rate ††	193%	296%
Undistributed net investment income (loss) included in price of units issued and redeemed#	$(0.03)	$0.00	(b)

PowerShares Active Mega Cap Fund

	Six Months Ended April 30, 2009 (Unaudited)	For the Period April 8, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.24	$25.00
Net investment income**	0.14	0.17
Net realized and unrealized income (loss) on investments	0.02	(6.93)
Total from investment operations	0.16	(6.76)
Distributions to shareholders from:
Net investment income	(0.24)	—
Net asset value at end of period	$18.16	$18.24
Share price at end of period***	$18.15	$18.23
NET ASSET VALUE, TOTAL RETURN****	0.91%	(27.04	)%(c)
SHARE PRICE TOTAL RETURN****	0.88%	(27.08	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,816	$1,824
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income	1.70%†	1.30	%†
Portfolio turnover rate ††	55%	41%
Undistributed net investment income (loss) included in price of units issued and redeemed#	$—	$(0.00	)(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the Exchange) to October 31, 2008 was 0.88%. The share price total return from Fund inception to October 31, 2008 was (0.89)%.

(b)  Amount represents less than $0.005

(c)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the Exchange) to October 31, 2008 was (26.27)%. The share price total return from Fund inception to December 31, 2008 was (26.31)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Active U.S. Real Estate Fund

	For Period November 19, 2008* through April 30, 2009 (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.66
Net investment income**	0.45
Net realized and unrealized gain on investments	4.54
Total from investment operations	4.99
Distribution to shareholders from:
Net investment income	(0.41)
Net asset value at end of period	$26.24
Share price at end of period***	$26.17
NET ASSET VALUE, TOTAL RETURN****	22.95	%(a)
SHARE PRICE TOTAL RETURN****	22.58	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,624
Ratio to average net assets of:
Expenses	0.80	%†
Net investment income	4.19	%†
Portfolio turnover rate ††	28%
Undistributed net investment income (loss) included in price of units issued and redeemed#	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (November 20, 2008, first day of trading on the Exchange) to April 30, 2009 was 32.36%. The share price total return from Fund Inception to April 30, 2009 was 32.82%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust") was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period end, the Trust offered five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Active AlphaQ Fund	"Active AlphaQ Fund"

PowerShares Active Alpha Multi-Cap Fund	"Active Alpha Multi-Cap Fund"

PowerShares Active Low Duration Fund	"Active Low Duration Fund"

PowerShares Active Mega Cap Fund	"Active Mega Cap Fund"

PowerShares Active U.S. Real Estate Fund	"Active U.S. Real Estate Fund"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. All of the Funds, except for the Active AlphaQ Fund and Active Alpha Multi-Cap Fund, are "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index, except with respect to PowerShares Active Low Duration Fund for which Creation Units are issued and redeemed partially for cash and partially in-kind for securities included in a specified universe. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective for the Active AlphaQ Fund and Active Alpha Multi-Cap Fund is long-term capital appreciation. The investment objective for the Active Low Duration Fund is total return. Active Mega Cap Fund's investment objective is long-term growth of capital. The investment objective of Active U.S. Real Estate Fund is high total return through growth of capital and current income.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of investments may tend to rise and fall more rapidly.

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the returns for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers (as defined below) and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the Active Low Duration Fund, which declares and pays dividends monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, providing certain clerical, bookkeeping and other administrative services and oversight of AER Advisors, Inc. ("AER") and Invesco Institutional (N.A.), Inc. ("Invesco Institutional"), Invesco Aim Advisors, Inc. ("Invesco Aim"), Invesco Asset Management Deutschland GmbH ("Invesco Deutschland"), Invesco Asset Management Limited ("Invesco Asset Management"), Invesco Asset Management (Japan) Limited ("Invesco Japan"), Invesco Australia Limited ("Invesco Australia"), Invesco Global Asset Management (N.A.), Inc. ("Invesco Global"), Invesco Hong Kong Limited ("Invesco Hong Kong"), Invesco Senior Secured Management, Inc. ("Invesco Senior Secured") and Invesco Trimark Ltd. ("Invesco Trimark") collectively the ("Sub-Advisers"). As compensation for its services, each Fund agreed to pay the Adviser an annual unitary management fee and the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active AlphaQ Fund	0.75%
Active Alpha Multi-Cap Fund	0.75%
Active Low Duration Fund	0.29%
Active Mega Cap Fund	0.75%
Active U.S. Real Estate Fund	0.80%

The Adviser has entered into an Investment Sub-Advisory Agreement with AER, the investment Sub-Adviser for the Active AlphaQ Fund and Active Alpha Multi-Cap Fund and an Investsment Sub-Advisory Agreement with Invesco Institutional, the Sub-Adviser for the Active Mega Cap Fund, Active Low Duration Fund and the primary Sub-Advisor for Active U.S. Real Estate Fund. Invesco Aim, Invesco Deutschland, Invesco Asset Management, Invesco Japan, Invesco Australia, Invesco Global, Invesco Hong Kong, Invesco Senoir Secured and Invesco Trimark also serve as the Sub-Advisers for the Active U.S. Real Estate Fund pursuant to an Investment Sub-Advisory Agreement with the Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Advisers at the following annual rates:

Sub-adviser/Fund	Sub-advisory fee
AER Advisors/Active AlphaQ Fund and Active Multi-Cap Fund	0.20% of the Fund's average daily net assets.

Invesco Institutional/Active Low Duration Fund and Active Mega Cap Fund	40% of the Adviser's compensation of the sub-advised assets.

Invesco Institutional, Invesco Aim, Invesco Deutschland, Invesco Asset Management, Invesco Japan, Invesco Australia, Invesco Global, Invesco Hong Kong, Invesco Senoir Secured and Invesco Trimark/Active U.S. Real Estate Fund	40% of the Adviser's compensation of the sub-advised assets.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

Note 4. Additional Valuation Information

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Active AlphaQ Fund	$5,116,944	$—	$—	$5,116,944
Active Alpha Multi-Cap Fund	6,083,265	—	—	6,083,265
Active Low Duration Fund	6,428,744	—	—	6,428,744
Active Mega Cap Fund	1,814,786	—	—	1,814,786
Active U.S. Real Estate Fund	2,625,951	—	—	2,625,951

Note 5. Federal Income Taxes

At April 30, 2009, costs of investments on a tax basis including the adjustments for financial reporting completed purposes as of the most recently Federal income tax reporting period were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Active AlphaQ Fund	$4,780,146	$336,798	$454,688	$(117,890)
Active Alpha Multi-Cap Fund	5,287,361	795,904	935,481	(139,577)

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Active Low Duration Fund	$6,404,186	$24,558	$30,400	$(5,842)
Active Mega Cap Fund	2,054,354	(239,568)	102,918	(342,486)
Active U.S. Real Estate Fund	2,141,858	484,093	489,820	(5,727)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Fund's fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The use of some portion of the capital loss carryforward by any one fund may be limited under the Internal Revenue Code rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

At October 31, 2008, the Funds had capital loss carryforward as shown in the table below:

Year of Expiration 2016
Active AlphaQ Fund	$715,579
Active Alpha Multi-Cap Fund	1,743,017
Active Low Duration Fund	14,415
Active Mega Cap Fund	125,775

Note 6. Investment Transactions

For the period ended April 30, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Government securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Active AlphaQ Fund	$3,070,816	$2,936,929
Active Alpha Multi-Cap Fund	6,901,507	6,636,546
Active Low Duration Fund	484,227	283,923
Active Mega Cap Fund	1,036,773	952,111
Active U.S. Real Estate Fund	680,840	709,457

For the period ended April 30, 2009, the cost of securities purchased and the proceeds from sales of U.S. Government securities for the Active Low Duration Fund amounted to $9,208,581 and $5,096,633, respectively.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

For the period ended April 30, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Active AlphaQ Fund	$3,150,927	$1,537,964
Active Alpha Multi-Cap Fund	668,697	—
Active Low Duration Fund	—	359,059
Active Mega Cap Fund	5,335,644	5,335,644
Active U.S. Real Estate Fund	2,483,348	270,157

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund

At a meeting held on June 20, 2008, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust and the Investment Sub-Advisory Agreement between the Adviser and the following ten affiliated sub-advisers (each a "Sub-Adviser" and together the "Sub-Advisers"): Invesco Institutional (N.A.), Inc.; AIM Fund Management, Inc.; Invesco Aim Advisors, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Ltd.; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; and Invesco Senior Secured Management, Inc., for the PowerShares Active U.S. Real Estate Fund (the "Fund").

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the cost of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs").

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time and effort that had been devoted to structuring the Trust, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging for service providers for the Fund. They noted that, unlike most of the other ETFs for which the Adviser serves as investment adviser, the Fund is not designed to track the performance of an index, and investment decisions will be the primary responsibility of the Sub-Advisers. They noted that the Adviser would be responsible for overseeing the Fund's operations and management, and implementing the investment decisions (i.e., executing all trades) of the Sub-Advisers for the Fund.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to the Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's expected total expense ratio and proposed unitary advisory fee, as compared to information prepared by Invesco Aim's product research department, based on data provided by Lipper Inc. and Morningstar, Inc., independent sources, on expense ratios of real estate ETFs and actively-managed open-end real estate funds. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund, including the fee

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund (Continued)

payable to the Sub-Advisers, except that the Fund will pay brokerage expenses, taxes, interest and extraordinary expenses. The Trustees noted that the unitary advisory fee was higher than the median expense ratio for the ETF peer group and was lower than the median expense ratio for the peer group of actively-managed open-end real estate funds. The Board noted that the Adviser represented that the advisory fee for the Fund was in the range of advisory fees for newer ETFs within the Fund's peer group. The Board concluded that the unitary advisory fee and expected total expense ratio of the Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the costs of services for the Fund and fees to be paid by the Adviser. The Trustees considered information previously provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship as investment adviser to other ETFs. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders, and noted the Adviser's statement that any economies of scale to be realized in connection with the launch of one actively managed ETF would be de minimis. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") for the Fund at a meeting held on June 20, 2008. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided under the Sub-Advisory Agreement. The Board considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel are to manage the Fund's assets, the experience and skills of investment personnel to be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Trustees also considered the track record of these investment personnel.

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreement for PowerShares Active U.S. Real Estate Fund (Continued)

Based on their review, the Trustees concluded that the nature and extent of services to be provided under the Sub-Advisory Agreement were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee to be paid to each Sub-Adviser is the same fee charged by the Sub-Advisers for sub-advisory services for other investment companies and is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services to other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees noted that the Sub-Advisers did not provide an estimate of their profitability in connection with the management of the Fund, but noted that they had considered the Adviser's estimated profitability and concluded that it appeared to be reasonable in comparison with the costs of providing advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Fund, the Trustees considered whether there will be economies of scale with respect to the overall fee structure of the Fund and whether the Fund will benefit from economies of scale. The Trustees considered whether the sub-advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat sub-advisory fees were reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationship with the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements

At a meeting held on April 16, 2009, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the following agreements on behalf of PowerShares Active AlphaQ Fund, PowerShares Active Alpha Multi-Cap Fund (collectively, the "AER Funds"), PowerShares Active Mega Cap Fund, PowerShares Active Low Duration Fund and PowerShares Active U.S. Real Estate Fund (collectively, the "Invesco Funds") (the AER Funds and the Invesco Funds may be referred to herein each as a "Fund" and collectively as the "Funds"), as applicable:

•  the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for each Fund;

•  the Investment Sub-Advisory Agreement between the Adviser and AER Advisors, Inc. for the AER Funds (the "AER Sub-Advisory Agreement");

•  the Investment Sub-Advisory Agreement between the Adviser and Invesco Institutional (N.A.), Inc. for PowerShares Active Mega Cap Fund and PowerShares Active Low Duration Fund (the "Invesco Sub-Advisory Agreement"); and

•  the Investment Sub-Advisory Agreement between the Adviser and the following ten affiliated sub-advisers for the PowerShares Active U.S. Real Estate Fund (the "Invesco Affiliate Sub-Advisory Agreement"): Invesco Institutional (N.A.), Inc.; Invesco Trimark Ltd.; Invesco Aim Advisors, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Ltd.; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; and Invesco Senior Secured Management, Inc.

AER Advisors, Inc., Invesco Institutional (N.A.), Inc., Invesco Trimark Ltd., Invesco Aim Advisors, Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. may be referred to herein each as a "Sub-Adviser" and collectively as the "Sub-Advisers."

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees also reviewed

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

information on the performance of the Funds and the performance of their benchmark indices and Lipper peer group averages since each Fund's inception, as of December 31, 2008. The Board noted that since each Fund had commenced operations in 2008, the performance information was for a period of less than one year. The Board further noted that each Fund, other than PowerShares Active Mega Cap Fund and PowerShares Active U.S. Real Estate Fund, had underperformed its benchmark and peer group average; PowerShares Active Mega Cap Fund had outperformed its benchmark and peer group average; and PowerShares Active U.S. Real Estate Fund had underperformed its benchmark but had outperformed its peer group average. The Trustees considered the Adviser's explanation of this performance, including the market downturn and the limited operating history of the Funds.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent and the Sub-Advisers. They noted the significant amount of time and effort that had been devoted to structuring the Trust, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging for service providers for the Funds. They noted that, unlike most of the other exchange-traded funds ("ETFs") for which the Adviser serves as investment adviser, the Funds are not designed to track the performance of an index, and investment decisions will be the primary responsibility of the Sub-Advisers. They noted that the Adviser is responsible for overseeing each Fund's operations and management, including the supervision of trade execution by Invesco Institutional (N.A.), Inc. for PowerShares Active Low Duration Fund. The Trustees also reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds other than PowerShares Active Low Duration Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information prepared by the Adviser from Lipper Inc. databases on the expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual unitary advisory fee is 0.75% for each of PowerShares Active AlphaQ Fund, PowerShares Active Alpha Multi-Cap Fund and PowerShares Active Mega Cap Fund, 0.29% for PowerShares Active Low Duration Fund and 0.80% for PowerShares Active U.S. Real Estate Fund, and that the Adviser pays all other expenses of each Fund, including the fees payable to the Sub-Advisers, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not manage any funds other than the Funds and other ETFs overseen by the Board. The Trustees noted that the advisory fee for each Fund, other than PowerShares Active AlphaQ Fund, was higher than the median expense ratios of its ETF peer funds and open-end index peer funds, but was lower than the median expense ratio of its open-end actively-managed peer funds and that the advisory fee for PowerShares Active AlphaQ Fund was higher than the median expense ratio of its ETF peer funds, but was lower than the median expense ratios of its open-end index peer funds and open-end actively-managed peer funds. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement.

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees reviewed the overall profitability of the Adviser and noted that the Adviser, to date, had incurred a loss from its relationship with the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the AER Sub-Advisory Agreement, Invesco Sub-Advisory Agreement and Invesco Affiliate Sub-Advisory Agreement (the "Sub-Advisory Agreements") for the applicable Funds at a meeting held on April 16, 2009. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreements, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreements. With respect to the Invesco Affiliate Sub-Advisory Agreement, the Board considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage each Fund's assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to the Funds under the Sub-Advisory Agreements were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreements. The Trustees noted that AER Advisors, Inc. does not manage any other investment company assets so they could not compare the fee charged to the PowerShares Active AlphaQ Fund and the PowerShares Active Multi-Cap Fund to what AER Advisors, Inc. charges to other funds. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Invesco Sub-Advisory Agreement and Invesco Affiliate Sub-Advisory Agreement is the same fee charged by those Sub-Advisers for providing sub-advisory services for other

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreements (Continued)

investment companies and is consistent with the compensation structure used throughout Invesco when Invesco's affiliates provide sub-advisory services to other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by AER Advisors, Inc. on the revenues it receives under the AER Sub-Advisory Agreement. The Trustees reviewed the overall profitability of AER Advisors, Inc. and noted that AER Advisors, Inc., to date, had incurred a loss from its relationship with the AER Funds. The Trustees noted that the other Sub-Advisers did not provide an estimate of their profitability in connection with the management of the Invesco Funds, but noted that they had considered the Adviser's overall profitability and concluded that the Sub-Advisers' profitability appeared to be reasonable in comparison with the costs of providing advisory services to such Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the Funds, the Trustees considered the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationship with the Funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreements. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in exchange traded funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-based ETFs are not actively managed. Actively-managed ETF's do not necessarily seek to replicate the performance of a specific index. Both index-based and actively-managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Actively Managed Exchange-Traded Fund Trust.

An investor should consider each PowerShares ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-10

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within

90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(2)                    Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)                                 Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	President

Date:	July 08, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond	.

Name:	H. Bruce Bond

Title:	President

Date:	July 08, 2009

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Treasurer

Date:	July 08, 2009